UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:
Address:

13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:
Signature, Place and Date of Signing:

      April 20, 2006


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    12

Form 13F Information Table Value Total:    26455

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D BENIHANA INC - CL A COM        COMMON STOCK     082047200     1319    42672 SH       SOLE                  42672        0        0
D DENNY'S CORP                   COMMON STOCK     24869P104     6087  1278756 SH       SOLE                1278756        0        0
D FREESCALE SEMICONDUCTOR COM    COMMON STOCK     35687M107     2105    75700 SH       SOLE                  75700        0        0
D LAIDLAW INTL                   COMMON STOCK     50730R102     2228    81900 SH       SOLE                  81900        0        0
D MOVIE GALLERY INC COM          COMMON STOCK     624581104     2818   933025 SH       SOLE                 933025        0        0
D PW EAGLE INC COM STK           COMMON STOCK     69366Y108     6427   231195 SH       SOLE                 231195        0        0
D SANDS REGENT COM               COMMON STOCK     800091100      192    16000 SH       SOLE                  16000        0        0
D SEARS HLDG CORP                COMMON STOCK     812350106     1516    11500 SH       SOLE                  11500        0        0
D SPRINT NEXTEL CORP COM         COMMON STOCK     852061100     1258    48700 SH       SOLE                  48700        0        0
D TOMMY HILFIGER CORP            COMMON STOCK     G8915Z102     1061    64401 SH       SOLE                  64401        0        0
D TRIARC COS - B                 COMMON STOCK     895927309      194    11100 SH       SOLE                  11100        0        0
D WASHINGTON GROUP INTL INC      COMMON STOCK     938862208     1250    21778 SH       SOLE                  21778        0        0
S REPORT SUMMARY                 12 DATA RECORDS               26455        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED